Line of Credit Arrangement	6 Months Ended
Jun. 30, 2025
Line of Credit Arrangement [Abstract]
LINE OF CREDIT ARRANGEMENT
NOTE 3:-	LINE OF CREDIT ARRANGEMENT

Further to the discussion in Note 7 in the 2024 Consolidated Financial Statements regarding the secured line of credit agreement (the “Credit Line”) signed on April 5, 2022, with Kreos Capital VI (Expert Fund) LP (“Kreos”), the Company entered into an amendment to the Credit Line on January 6, 2025 (the “Third Amendment”). Pursuant to the Third Amendment, 60% of the principal and interest repayments which were originally scheduled to be paid until the end of June 2025, were delayed and were repaid in July 2025. The Company paid a restructuring fee to Kreos of $160 in and the end of loan payment shall be increased from 5% to 7%.

Kreos has the right to receive a potential claw-back payment on account of the then outstanding principal amount (the “Claw-Back”). This Claw-Back mechanism will be triggered by additional incoming funds from future collaboration and partnership agreements or additional funding. On January 8, 2025, the Company repaid $724 due to the Claw-Back. The Claw-Back to be paid will not exceed $4,500, out of which $2,628 was already paid as of June 30, 2025. On July 1, 2025, the Company repaid an additional $1,335 due to the Claw-Back.

The Company evaluated the Third Amendment under ASC 470-50, “Debt - modification and extinguishment”, and concluded that the change in the debt instrument was accounted for as an extinguishment of debt due to the terms of the new debt and the original debt being substantially different. At the date of extinguishment, the Company derecognized the carrying amount of old debt of $7,421, and recorded the new debt at the fair value of $7,933, resulting in $512 loss.

During the three- and six-month periods ended on June 30, 2025, the Company recognized interest expenses in the amount of $319 and $626, respectively, and during the three- and six-month periods ended June 30, 2024, the Company recognized interest expenses in the amount of $383 and $756, respectively.